Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Amortized cost	$ 78,180	$ 81,756
Allowance for credit losses on debt securities at FVOCI	(9)	8
Gross unrealized gains on securities measured at FVOCI	723	698
Gross unrealized losses on securities measured at FVOCI	568	534
Securities measured at fair value through other comprehensive income [member] | Commercial mortgage-backed securities [member]
Disclosure of financial assets [line items]
Amortized cost	2,603	2,185
Gross unrealized gains on securities measured at FVOCI	1	0
Gross unrealized losses on securities measured at FVOCI	12	48
Fair value	2,592	2,137
Held-to-collect securities category [member]
Disclosure of financial assets [line items]
Amortized cost	$ 67,149	$ 57,823